Financial Risk Management (Details 7) ₨ in Millions, $ in Millions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Financial liabilities
- Bank overdrafts	$ 0	₨ 0	₨ 326	₨ 487
Fixed interest rate [member]
Financial assets
- Fixed deposits with banks		4,493	3,413
- Investment in debt securities		447	404
Financial liabilities
- Borrowings from banks		4,011	92
- Borrowings from others		9,499	14,448
Floating interest rate [member]
Financial liabilities
- Borrowings from banks		25,094	20,833
- Bank overdrafts		₨ 0	₨ 326